Net Income/(Loss) per Share (Calculation of Sohu Group's Basic and Diluted Net Loss per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss from continuing operations attributable to Sohu.com Limited, basic	$ (100,269)	$ (65,805)	$ (17,343)
Net income from discontinued operations attributable to Sohu.com Limited, basic	0	35,426	0
Net loss attributable to Sohu.com Limited, basic	(100,269)	(30,379)	(17,343)
Effect of dilutive securities:
Net loss from continuing operations attributable to Sohu.com Limited, diluted	(100,269)	(65,805)	(17,343)
Net income from discontinued operations attributable to Sohu.com Limited, diluted	0	35,426	0
Net loss attributable to Sohu.com Limited, diluted	$ (100,269)	$ (30,379)	$ (17,343)
Denominator:
Weighted average basic ordinary shares outstanding	32,009	34,109	34,945
Weighted average diluted ordinary shares outstanding	32,009	34,109	34,945
Basic net loss per share attributable to Sohu.com Limited
Continuing operations	$ (3.13)	$ (1.93)	$ (0.5)
Discontinued operations	0	1.04	0
Net loss per share	(3.13)	(0.89)	(0.5)
Diluted net loss per share attributable to Sohu.com Limited
Continuing operations	(3.13)	(1.93)	(0.5)
Discontinued operations	0	1.04	0
Net loss per share	$ (3.13)	$ (0.89)	$ (0.5)